                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MetLife Advisers, LLC
Address: 501 Boylston Street
         Boston, MA 02116

13F File Number: 028-05167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas M. Lenz
Title: General Counsel and Secretary
Phone: 617-578-3104

Signature, Place, and Date of Signing:

/s/ Thomas M. Lenz

Thomas M. Lenz   Boston, Massachusetts   April 26, 2006


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name                                        13F File Number
                                            ---------------
Citigroup Inc.                                    028-02427
Loomis Sayles & Company, L.P.                     028-00398
Davis Selected Advisers, LP                       028-04121
Massachusetts Financial Services Company          028-04968
Harris Associates L.P.                            028-02013
Franklin Resources, Inc.                          028-00734
T. Rowe Price Associates, Inc.                    028-00115
Neuberger Berman, LLC                             028-00454
Metropolitan Life Insurance Company               028-00491
Jennison Associates LLC                           028-00074
Capital Guardian Trust Company                    028-00096
FMR Corp.                                         028-00451
BlackRock, Inc.                                   028-05703
OppenheimerFunds, Inc.                            028-00203